Segment Information	9 Months Ended
Sep. 30, 2011
Segment Information
Segment Information

12.                   Segment Information

We have two reportable operating segments, which are oil and gas exploration and production and contract drilling services.

The following tables present selected financial information regarding our operating segments for the three-month and nine-month periods ended September 30, 2011 and 2010.

For the Three Months Ended
September 30, 2011
(Unaudited)		Contract	Intercompany	Consolidated
(In thousands)	Oil and Gas	Drilling	Eliminations	Total

Revenues	$100,135	$13,979	$(13,050)	$101,064
Depreciation, depletion and amortization (a)	30,267	3,285	(2,616)	30,936
Other operating expenses (b)	35,513	11,639	(9,902)	37,250
Interest expense	8,717	—	—	8,717
Other (income) expense	(91,579)	(327)	—	(91,906)
Income (loss) before income taxes	117,217	(618)	(532)	116,067

Income tax (expense) benefit	(41,760)	216	—	(41,544)

Net income (loss)	$75,457	$(402)	$(532)	$74,523

Total assets	$1,166,492	$59,997	$(11,167)	$1,215,322
Additions to property and equipment	$127,252	$6,999	$(532)	$133,719

For the Nine Months Ended
September 30, 2011
(Unaudited)		Contract	Intercompany	Consolidated
(In thousands)	Oil and Gas	Drilling	Eliminations	Total

Revenues	$316,166	$38,772	$(35,158)	$319,780
Depreciation, depletion and amortization (a)	82,832	9,107	(7,493)	84,446
Other operating expenses (b)	108,577	31,823	(27,238)	113,162
Interest expense	24,304	—	—	24,304
Other (income) expense	(58,592)	(13,549)	—	(72,141)
Income (loss) before income taxes	159,045	11,391	(427)	170,009

Income tax (expense) benefit	(56,706)	(3,987)	—	(60,693)

Net income (loss)	$102,339	$7,404	$(427)	$109,316

Total assets	$1,166,492	$59,997	$(11,167)	$1,215,322
Additions to property and equipment	$303,537	$13,563	$(427)	$316,673

For the Three Months Ended
September 30, 2010
(Unaudited)		Contract	Intercompany	Consolidated
(In thousands)	Oil and Gas	Drilling	Eliminations	Total

Revenues	$85,232	$9,285	$(9,285)	$85,232
Depreciation, depletion and amortization (a)	25,623	2,568	(2,174)	26,017
Other operating expenses (b)	31,964	6,908	(6,740)	32,132
Interest expense	6,039	1	—	6,040
Other (income) expense	3,023	—	—	3,023
Income (loss) before income taxes	18,583	(192)	(371)	18,020

Income tax (expense) benefit	(6,464)	67	—	(6,397)

Net income (loss)	$12,119	$(125)	$(371)	$11,623

Total assets	$809,389	$43,503	$(6,705)	$846,187
Additions to property and equipment	$66,976	$4,063	$(371)	$70,668

For the Nine Months Ended
September 30, 2010
(Unaudited)		Contract	Intercompany	Consolidated
(In thousands)	Oil and Gas	Drilling	Eliminations	Total

Revenues	$242,546	$23,668	$(23,668)	$242,546
Depreciation, depletion and amortization (a)	86,480	7,401	(5,701)	88,180
Other operating expenses (b)	99,200	18,549	(17,192)	100,557
Interest expense	18,389	4	—	18,393
Other (income) expense	(30,105)	—	—	(30,105)
Income (loss) before income taxes	68,582	(2,286)	(775)	65,521

Income tax (expense) benefit	(24,060)	800	—	(23,260)

Net income (loss)	$44,522	$(1,486)	$(775)	$42,261

Total assets	$809,389	$43,503	$(6,705)	$846,187
Additions to property and equipment	$205,380	$11,642	$(775)	$216,247

(a)          Includes impairment of property and equipment.

(b)         Includes the following expenses:  production, exploration, natural gas services, drilling rig services, accretion of abandonment obligations, general and administrative and loss on sales of assets and impairment of inventory.